Personnel expenses and employee information - Narrative (Details)	12 Months Ended
Dec. 31, 2024
Minimum
Personnel Employed Per Sector [Line Items]
Short-term incentive (in percentage)	0.00%
Maximum
Personnel Employed Per Sector [Line Items]
Short-term incentive (in percentage)	126.00%